ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2011
ACCRUED EXPENSES AND OTHER LIABILITIES [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES
NOTE 8:-	ACCRUED EXPENSES AND OTHER LIABILITIES

	December 31,
	2010	2011

Employees and payroll accruals	$1,827	$1,556
Current severance pay	287	-
Government authorities	1,135	1,429
Uncertain tax position liability	1,388	2,151
Deferred tax liabilities, net	996	-
Accrued expenses and other	573	1,814

	$6,206	$6,950